Net Debt - Schedule of Finance Lease Obligations (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total lease liabilities	£ 1,015	£ 1,117
Not later than 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total future rental payments	203	230
Between 1 and 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total future rental payments	185	207
Between 2 and 3 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total future rental payments	120	126
Between 3 and 4 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total future rental payments	93	96
Between 4 and 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total future rental payments	73	86
Later than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total future rental payments	£ 341	£ 372